Net Loss Per Share Attributable to Athenex, Inc. Common Stockholders	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Athenex, Inc. Common Stockholders
17.	NET LOSS PER SHARE ATTRIBUTABLE TO ATHENEX, INC. COMMON STOCKHOLDERS

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares issued, outstanding, and vested during the period. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common share and common shares equivalents for the period using the treasury-stock method. For the purposes of this calculation, warrants for common stock and stock options are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following outstanding shares of common stock equivalents were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Stock options and other common stock equivalents	10,601,684	9,624,689	11,250,456	9,989,045
Unvested restricted shares	1,162,221	948,484	1,427,370	444,544

Total potential dilutive shares	11,763,905	10,573,173	12,667,826	10,433,589